Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2017
Fair Value Disclosures [Abstract]
Summary of Financial Assets and Liabilities Measured and Recorded at Fair Value on Recurring Basis

The following table summarizes the Company’s financial assets and liabilities measured and recorded at fair value on recurring basis as of December 31, 2016 and 2017:

	As of December 31, 2016
	Active market (Level 1)	Observable input (Level 2)	Non-observable input (Level 3)	Total
	RMB	RMB	RMB	RMB
Assets:
Short-term investments
Monetary wealth management products		430,200,000	—	430,200,000

Liabilities:
Guarantee liabilities	—	—	6,207,812	6,207,812

The following table summarizes the Company’s financial assets and liabilities measured and recorded at fair value on recurring basis as of December 31, 2016 and 2017: - continued

	As of December 31, 2017
	Active market (Level 1)	Observable input (Level 2)	Non-observable input (Level 3)	Total
	RMB	RMB	RMB	RMB
Assets:
Short-term investments
Monetary wealth management products	—	300,000,000	—	300,000,000

Liabilities:
Guarantee liabilities	—	—	46,981,325	46,981,325

	As of December 31, 2017
	Active market (Level 1)	Observable input (Level 2)	Non-observable input (Level 3)	Total
	US$	US$	US$	US$
Assets:
Short-term investments
Monetary wealth management products	—	46,109,156	—	46,109,156

Liabilities:
Guarantee liabilities	—	—	7,220,897	7,220,897

Summary of Significant Unobservable Inputs

Significant Unobservable Inputs

		Range of Inputs Weighted - Average As of December 31,
Financial Liabilities	Unobservable Input	2016	2017
Guarantee liabilities	Discount rates	5.20%	5.87%
	Expected delinquency rates	0.25%-0.51%	0.70%-6.24%